GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Denmark – 2.1%
43,089	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,622,900

Finland – 3.4%
109,096	Neste OYJ (Energy)	4,341,226

France – 13.7%
303,548	Adevinta ASA (Media & Entertainment)*	3,702,791
87,840	BNP Paribas SA (Banks)	4,661,453
143,216	Klepierre SA (REIT)	4,868,184
36,573	Vinci SA (Capital Goods)	4,051,892

		17,284,320

Germany – 5.0%
45,470	CTS Eventim AG & Co. KGaA (Media & Entertainment)	2,827,499
164,382	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,531,412

		6,358,911

Japan – 18.8%
43,000	Hoya Corp. (Health Care Equipment & Services)	4,115,333
8,000	Keyence Corp. (Technology Hardware & Equipment)	2,689,256
161,100	Mitsubishi Estate Co. Ltd. (Real Estate)	3,155,058
26,000	Nidec Corp. (Capital Goods)	3,270,040
178,100	ORIX Corp. (Diversified Financials)	3,008,548
99,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,494,846
105,273	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,042,842

		23,775,923

Netherlands – 3.9%
59,877	Aalberts NV (Capital Goods)	2,614,264
18,944	Koninklijke DSM NV (Materials)	2,305,591

		4,919,855

Singapore – 1.9%
128,480	DBS Group Holdings Ltd. (Banks)	2,366,737

Spain – 9.7%
113,845	Cellnex Telecom SA (Telecommunication Services)(a)	5,662,104
78,706	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,643,361
117,493	Industria de Diseno Textil SA (Retailing)	3,950,948

		12,256,413

Sweden – 4.7%
103,071	Assa Abloy AB Class B (Capital Goods)	2,446,524
65,408	Hexagon AB Class B (Technology Hardware & Equipment)	3,555,826

		6,002,350

Switzerland – 9.8%
277,728	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,511,859
48,520	Nestle SA (Registered) (Food, Beverage & Tobacco)	5,351,402
37,551	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,547,374

		12,410,635

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 4.0%
92,720	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	$ 5,001,317

United Kingdom – 17.0%
39,920	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	3,905,280
108,258	Compass Group plc (Consumer Services)	2,676,379
776,127	DS Smith plc (Materials)	3,479,745
226,646	Informa plc (Media & Entertainment)	2,315,189
63,113	Reckitt Benckiser Group plc (Household & Personal Products)	5,224,077
644,009	Rentokil Initial plc (Commercial & Professional Services)	3,966,174

		21,566,844

United States – 2.2%
31,604	Ferguson plc (Capital Goods)	2,838,098

TOTAL COMMON STOCKS (Cost $113,477,765)		$121,745,529

Shares	Dividend Rate	Value

Investment Company(b) – 3.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,082,857	1.535%	$ 4,082,857
(Cost $4,082,857)

TOTAL INVESTMENTS – 99.4% (Cost $117,560,622)		$125,828,386

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		718,862

NET ASSETS – 100.0%		$126,547,248

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Australia – 5.6%
46,951	Rio Tinto plc (Materials)	$ 2,510,670
253,769	Sydney Airport (Transportation)	1,411,492

		3,922,162

Denmark – 2.1%
24,703	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,503,713

Finland – 2.2%
190,989	Nordea Bank Abp (Banks)	1,506,591

France – 15.1%
33,778	BNP Paribas SA (Banks)	1,792,516
11,078	Gecina SA (REIT)	2,093,544
56,518	Klepierre SA (REIT)	1,921,154
22,962	Schneider Electric SE (Capital Goods)	2,289,921
22,112	Vinci SA (Capital Goods)	2,449,770

		10,546,905

Germany – 3.3%
40,041	Vonovia SE (Real Estate)	2,285,387

Italy – 2.3%
181,811	Enel SpA (Utilities)	1,584,724

Japan – 6.9%
90,800	ORIX Corp. (Diversified Financials)	1,533,836
32,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,142,681
55,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,116,028

		4,792,545

Netherlands – 9.0%
157,086	ING Groep NV (Banks)	1,705,516
628,503	Koninklijke KPN NV (Telecommunication Services)	1,760,965
108,007	Royal Dutch Shell plc Class A (Energy)	2,836,305

		6,302,786

Singapore – 4.2%
68,400	DBS Group Holdings Ltd. (Banks)	1,260,000
263,900	Singapore Exchange Ltd. (Diversified Financials)	1,674,280

		2,934,280

Spain – 8.7%
73,304	Ferrovial SA (Capital Goods)	2,328,535
142,778	Iberdrola SA (Utilities)	1,562,183
64,911	Industria de Diseno Textil SA (Retailing)	2,182,768

		6,073,486

Switzerland – 13.4%
21,863	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,411,329
22,146	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,092,092
13,127	Swiss Re AG (Insurance)	1,482,286
153,051	UBS Group AG (Registered) (Diversified Financials)*	1,900,836
3,496	Zurich Insurance Group AG (Insurance)	1,451,252

		9,337,795

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 4.0%
268,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 2,764,209

United Kingdom – 18.9%
26,651	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	2,607,204
393,321	BP plc (Energy)	2,367,835
314,761	DS Smith plc (Materials)	1,411,223
67,819	GlaxoSmithKline plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,592,351
2,588,892	Lloyds Banking Group plc (Banks)	1,932,699
15,393	Reckitt Benckiser Group plc (Household & Personal Products)	1,274,131
33,984	Unilever plc (Household & Personal Products)	2,027,193

		13,212,636

United States – 2.4%
18,415	Ferguson plc (Capital Goods)	1,653,701

TOTAL COMMON STOCKS (Cost $64,006,946)		$68,420,920

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
701,998	1.535%	$ 701,998
(Cost $701,998)

TOTAL INVESTMENTS – 99.1% (Cost $64,708,944)		$69,122,918

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		603,607

NET ASSETS – 100.0%		$69,726,525

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2020:

International Equity ESG

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,001,317	$26,142,660	$—
Europe	8,044,017	79,719,437	—
North America	—	2,838,098	—
Investment Company	4,082,857	—	—

Total	$17,128,191	$108,700,195	$—

International Equity Income

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$10,491,034	$—
Australia and Oceania	—	3,922,162	—
Europe	2,093,544	50,260,479	—
North America	—	1,653,701	—
Investment Company	701,998	—	—

Total	$2,795,542	$66,327,376	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, The International Equity ESG Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The International Equity ESG Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The International Equity ESG Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk — The International Equity ESG’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.